Investment contracts without discretionary participating features - Summary of Investment Contracts for General Account (Detail) - Without Discretionary Participation Features [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investment contracts general account [Line Items]
Beginning balance on January 1	€ 10,222	€ 9,597
Deposits	1,595	1,606
Withdrawals	(1,236)	(1,405)
Interest credited	288	221
Net exchange differences	755	(345)
Transfer to/from other headings	1,038	567
Other	(72)	(18)
Ending balance	12,592	10,222
Institutional guaranteed products	182	169
Fixed annuities	12,378	10,024
Other	32	29
Investment contracts liabilities	€ 12,592	€ 10,222